PREPAYMENTS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disclosure Prepayments Abstract
Prepayment to suppliers	$ 144	¥ 1,043	¥ 1,093
Deferred expenses	3	24	14
Total	$ 147	¥ 1,067	¥ 1,107